Summary of Significant Accounting Policies - Reconciliation of Cash, Cash Equivalents and Restricted Cash (Detail) ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CNY (¥)
Accounting Policies [Abstract]
Cash and cash equivalents	¥ 2,801,299	$ 406,150	¥ 4,236,501		¥ 1,751,222
Restricted cash	14,175	2,055	95,055		17,926
Total cash, cash equivalents and restricted cash as shown in Consolidated Statements of Cash Flows	¥ 2,815,474	$ 408,205	¥ 4,331,556	$ 628,017	¥ 1,769,148	$ 1,769,148	¥ 1,993,498